Borrowings (Details 3) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Non-current borrowings	$ 34,243	$ 43,275
Bank loans [Member]
Statement [Line Items]
Non-current borrowings	2,159	3,443
NCN Class II due 2023 [Member]
Statement [Line Items]
Non-current borrowings	32,084	28,412
NCN Class IV due 2020 [Member]
Statement [Line Items]
Non-current borrowings	$ 0	$ 11,420